Parent Company Only, Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 42,238	$ 44,193	$ 39,812
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation expense	204	325	378
Net gain on securities transactions	(251)	(717)	(1,622)
Total adjustments	17,770	10,802	30,077
Net cash provided by operating activities	60,008	54,995	69,889
Cash flows from investing activities:
Proceeds from sales and calls of securities available for sale	254,955	321,074	417,204
Purchases of securities available for sale	(189,823)	(126,113)	(423,547)
Net cash used in investing activities	(61,267)	(34,563)	(176,275)
Cash flows from financing activities:
Proceeds from exercise of stock options and related tax benefits	147	131	36
Dividends paid	(24,950)	(24,851)	(24,724)
Payments to acquire treasury stock	(147)	(282)
Proceeds from sales of treasury stock	2,670	2,850	2,908
Net cash provided by (used in) financing activities	47,967	67,972	145,414
Net increase in cash and cash equivalents	46,708	88,404	39,028
Cash and cash equivalents at beginning of period	671,448	583,044	544,016
Cash and cash equivalents at end of period	718,156	671,448	583,044
TrustCo Bank Corp NY [Member]
Cash flows from operating activities:
Net income	42,238	44,193	39,812
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(18,606)	(20,970)	(16,387)
Stock based compensation expense	204	325	378
Net change in other assets and accrued expenses	(140)	388	277
Total adjustments	(18,542)	(20,257)	(15,732)
Net cash provided by operating activities	23,696	23,936	24,080
Cash flows from investing activities:
Purchases of securities available for sale	0	(25)	0
Net cash used in investing activities	0	(25)	0
Cash flows from financing activities:
Proceeds from exercise of stock options and related tax benefits	147	131	36
Dividends paid	(24,937)	(24,839)	(24,711)
Payments to acquire treasury stock	(147)	(282)	0
Proceeds from sales of treasury stock	2,670	2,850	2,908
Net cash provided by (used in) financing activities	(22,267)	(22,140)	(21,767)
Net increase in cash and cash equivalents	1,429	1,771	2,313
Cash and cash equivalents at beginning of period	17,034	15,263	12,950
Cash and cash equivalents at end of period	$ 18,463	$ 17,034	$ 15,263